Income Taxes - Provision for Income Taxes (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Current:
Federal			$ 0	$ 0
State			24	9
International			15	0
Deferred:
Federal			0	0
State			0	0
Total income tax provision	$ 0	$ 0	$ 39	$ 9